16 Borrowings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 40,413,192	R$ 28,242,052
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent		380,324
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	2,086,460	1,549,976
2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	1,824,477	1,416,730
2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	5,653,432	4,418,409
2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	1,121,748	369,725
2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	580,062	350,320
2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	514,819	297,382
2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	6,986,264	5,314,976
2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	217,418	71,326
2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	7,951,181	6,068,078
2031 and thereafter [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 13,477,331	R$ 8,004,806